Debt	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
Debt
6.	Debt
The Company’s outstanding debt, net of debt
discounts
, consisted of the following (in thousands):

	June 30, 2022	December 31, 2021

Silicon Valley Bank Loan Revolver	$5,947	$5,947
Silicon Valley Bank and Hercules Mezzanine Term Loan	59,263	59,237
Atel Loan Facility Draw 3	1,009	1,489
Atel Loan Facility Draw 4	183	260

Total debt	66,402	66,933
Less: debt, current	(22,708)	(10,750)

Total debt, noncurrent	$43,694	$56,183

Silicon Valley Bank Loan Facility
In December 2016, the Company entered into a loan and security agreement (the “SVB Loan Facility”) with Silicon Valley Bank (“SVB”). The terms of the SVB Loan Facility, as amended and restated, provided for: (i) a revolving line of credit not to exceed $25.0 million (“Loan Revolver”), (ii) growth capital advance (“Term Loan”) of $3.9 million and (iii) a letter of credit sublimit of $6.0 million. The Term Loan had a maturity date in December 2022 and bore interest at Prime Rate per annum, payable monthly. The Loan Revolver borrowing capacity was limited to 60% of eligible inventory balances.
In April 2021, the Company entered into an amendment to the SVB Loan Facility, which incurs a facility fee of 0.20% per annum assessed on the daily average undrawn portion of revolving line of credit. In addition, the Loan Revolver letter of credit sublimit increased to $10.0 million and the Loan Revolver borrowing capacity increased to
65
% of eligible inventory balances. The Loan Revolver borrowing capacity is reduced by outstanding letters of credit and credit available to the Company from certain credit card facilities, which amounted to $
3.1
 million and $
1.5
 million, respectively as of
June 30
,
2022
. The amended Loan Revolver bears an interest rate equal to the greater of prime rate or
3.25
% per annum and matures on
March 31, 2023
.
Interest on the Loan Revolver is payable monthly in arrears.
In April 2021, all of the Company’s outstanding amounts under the SVB Term Loan were refinanced directly through the SVB and Hercules Loan Facility (see below). The Company determined the refinance represented an extinguishment of the SVB Term Loan and recorded a loss on extinguishment of $1.0 million during the three months ended June 30, 2021.
The SVB Loan Facility is collateralized by substantially all of the Company’s assets on a first priority basis and contains customary events of default. The SVB Loan Facility includes affirmative, negative, and financial covenants that restrict the Company’s ability to, among other things, incur additional indebtedness, other than permitted indebtedness, enter into mergers or acquisitions, sell or otherwise dispose of assets, pay dividends, or repurchase stock, subject to customary exceptions. The SVB Loan Facility contains certain financial covenants which requires the Company to maintain minimum liquidity of $45.0 million. Minimum liquidity is defined as the sum of the aggregate amount of unrestricted and unencumbered cash deposited with SVB plus amounts available to be drawn under the loan revolver, as adjusted for any outstanding standby letters of credit issued by SVB.

As of
June 30
, 2022, the Company was in compliance with all covenants and had $5.9 million outstanding under the revolving line of credit, with an effective interest rate of 5.00%.

Silicon Valley Bank and Hercules Loan Facility
In April 2021, the Company entered into a Mezzanine Loan and Security Agreement (“SVB and Hercules Loan Facility”) with SVB and Hercules Capital, Inc. (“Hercules”). The availability period runs from the effective date until June 30,
2022
,
provides for advances of up to $60.0 million. In April 2021, the Company drew $25.0 million, which it used to directly settle the amounts outstanding under the SVB Term Loan
.
 In September and December 2021, the Company drew down the remaining additional borrowings of $25.0 million and $10.0 million, respectively. The SVB and Hercules Loan Facility bears an annual interest at the greater of 8.75% or prime plus 5.5%, payable monthly. The principal repayment period commences on November 1, 2022 and continues for 30 monthly installments with an additional final payment equal to 6.75% of the aggregate term loan advances. SVB and Hercules have committed to fund 51.0% and 49.0%, respectively, of all draws made under the SVB and Hercules Loan Facility.

In May 2022, as part of the Closing of the Business Combination, the Company entered into an amendment with SVB and Hercules Loan Facility which increased the final payment from 6.75% to 8.75% of the aggregate term loan advances.

The SVB and Hercules Loan Facility is collateralized on a second priority basis, subordinate to the SVB Loan Facility, by substantially all of the Company’s assets and contains affirmative and negative covenants that restrict the Company’s ability to, among other things, incur additional indebtedness, other than permitted indebtedness, enter into mergers or acquisitions, sell or otherwise dispose of assets, pay dividends or repurchase stock, subject to customary exceptions. The SVB and Hercules Loan Facility does not include any financial covenants, but does contain a subjective acceleration clause in the event that lenders determine that a material adverse change has or will occur within the business, operations, or financial condition of the Company or a material impairment of the prospect of repaying any portion of this financial obligation. In accordance with the loan agreement, SVB and Hercules have been provided with the Company’s periodic financial statements and updated projections to facilitate their ongoing assessment of the Company. The Company believes the likelihood that SVB and Hercules would exercise the subjective acceleration clause is remote.
As of

June 30
,
 2022, the Company had an aggregate of $60.0 million outstanding under the SVB and Hercules Loan Facility
, excluding unamortized debt issuance cost,
with effective interest rates ranging from 14.26% to 17.31%. As of
June 30
, 2022, the Company was in compliance with all covenants.
Atel Loan Facility
In July 2018, the Company entered into an equipment financing arrangement (the “Atel Loan Facility”) with Atel Ventures, Inc. (“Atel”) for funding of machinery and warehouse equipment that will become collateral. The loan agreement contains customary events of default.
As of

June 30
, 2022, the Company had $1.0 million outstanding on its third draw and $0.2 million outstanding on its fourth draw, which mature in April 2023 and May 2023, respectively. The effective interest rates on the loans are 19.23%. By the end of the equal monthly installments of principal and interest, the principal under each loan will be fully repaid.